Loans Receivable and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Summary of Loans Receivable
A summary of the Bank's loans receivable is as follows:

	December 31,
(in thousands)	2014	2013
Commercial and industrial	$525,127	$447,144
Commercial tax-exempt	71,151	81,734
Owner occupied real estate	332,070	302,417
Commercial construction and land development	138,064	133,176
Commercial real estate	594,276	473,188
Residential	110,951	97,766
Consumer	226,895	215,447
	1,998,534	1,750,872
Less: allowance for loan losses	24,998	23,110
Net loans receivable	$1,973,536	$1,727,762

Summary of Nonaccrual Loans, by Type
The following table summarizes nonaccrual loans by loan type:

	December 31,
(in thousands)	2014	2013
Nonaccrual loans:
Commercial and industrial	$11,634	$10,217
Commercial tax-exempt	—	—
Owner occupied real estate	7,416	4,838
Commercial construction and land development	3,228	8,587
Commercial real estate	5,824	6,705
Residential	4,987	7,039
Consumer	1,877	2,577
Total nonaccrual loans	$34,966	$39,963

Age Analysis of Past Due Loan Receivables
The following tables detail the age analysis of past due loans receivable:

		Past Due Loans					Recorded Investment in Loans 90 Days and Greater and Still Accruing
(in thousands)	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due and Greater	Total Past Due	Total Loans Receivable
December 31, 2014
Commercial and industrial	$514,428	$1,574	$3,398	$5,727	$10,699	$525,127	$—
Commercial tax-exempt	71,151	—	—	—	—	71,151	—
Owner occupied real estate	325,681	606	44	5,739	6,389	332,070	445
Commercial construction and land development	137,263	611	190	—	801	138,064	—
Commercial real estate	591,383	1,104	175	1,614	2,893	594,276	—
Residential	101,233	5,067	1,900	2,751	9,718	110,951	—
Consumer	222,767	2,650	437	1,041	4,128	226,895	—
Total	$1,963,906	$11,612	$6,144	$16,872	$34,628	$1,998,534	$445

		Past Due Loans					Recorded Investment in Loans 90 Days and Greater and Still Accruing
(in thousands)	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due and Greater	Total Past Due	Total Loans Receivable
December 31, 2013
Commercial and industrial	$438,522	$1,830	$1,041	$5,751	$8,622	$447,144	$17
Commercial tax-exempt	81,734	—	—	—	—	81,734	—
Owner occupied real estate	295,278	2,618	1,674	2,847	7,139	302,417	—
Commercial construction and land development	124,240	3,355	342	5,239	8,936	133,176	—
Commercial real estate	465,765	2,142	444	4,837	7,423	473,188	235
Residential	85,352	4,194	6,304	1,916	12,414	97,766	117
Consumer	210,906	2,095	1,335	1,111	4,541	215,447	—
Total	$1,701,797	$16,234	$11,140	$21,701	$49,075	$1,750,872	$369

Summary of Allowances on Loan Receivables, by Class
The following tables summarize the transactions in the ALL:

(in thousands)	Comm. and industrial	Comm. tax-exempt	Owner occupied real estate	Comm. construction and land development	Comm. real estate	Resi-dential	Consumer	Unallo-cated	Total
2014
Balance at January 1	$8,178	$72	$2,180	$5,559	$4,161	$960	$1,303	$697	$23,110
Provision charged to operating expenses	3,822	(17)	201	(570)	1,448	1,282	659	(75)	6,750
Recoveries of loans previously charged-off	1,468	—	325	546	203	20	248	—	2,810
Loans charged-off	(1,754)	—	(775)	(1,293)	(1,105)	(1,466)	(1,279)	—	(7,672)
Balance at December 31	$11,714	$55	$1,931	$4,242	$4,707	$796	$931	$622	$24,998

(in thousands)	Comm. and industrial	Comm. tax-exempt	Owner occupied real estate	Comm. construction and land development	Comm. real estate	Resi-dential	Consumer	Unallo-cated	Total
2013
Balance at January 1	$9,959	$83	$2,129	$7,222	$3,983	$324	$793	$789	$25,282
Provision charged to operating expenses	524	(11)	343	691	2,951	958	1,511	(92)	6,875
Recoveries of loans previously charged-off	1,122	—	3	490	—	10	76	—	1,701
Loans charged-off	(3,427)	—	(295)	(2,844)	(2,773)	(332)	(1,077)	—	(10,748)
Balance at December 31	$8,178	$72	$2,180	$5,559	$4,161	$960	$1,303	$697	$23,110

(in thousands)	Comm. and industrial	Comm. tax-exempt	Owner occupied real estate	Comm. construction and land development	Comm. real estate	Resi-dential	Consumer	Unallo-cated	Total
2012
Balance at January 1	$8,400	$79	$729	$7,840	$3,241	$435	$831	$65	$21,620
Provision charged to operating expenses	3,634	4	2,165	243	2,498	193	639	724	10,100
Recoveries of loans previously charged-off	227	—	7	517	97	4	67	—	919
Loans charged-off	(2,302)	—	(772)	(1,378)	(1,853)	(308)	(744)	—	(7,357)
Balance at December 31	$9,959	$83	$2,129	$7,222	$3,983	$324	$793	$789	$25,282
A summary of the ALL and balance of loans receivable by loan class and by impairment method is presented in the tables that follow.

(in thousands)	Comm. and industrial	Comm. tax-exempt	Owner occupied real estate	Comm. constr. and land devel-opment	Comm. real estate	Resi-dential	Con-sumer	Unallo-cated	Total

December 31, 2014
Allowance for loan losses:
Individually evaluated for impairment	$4,401	$—	$1,242	$—	$—	$—	$—	$—	$5,643
Collectively evaluated for impairment	7,313	55	689	4,242	4,707	796	931	622	19,355
Total ALL	$11,714	$55	$1,931	$4,242	$4,707	$796	$931	$622	$24,998
Loans receivable:
Loans evaluated individually	$16,982	$—	$7,464	$3,810	$9,976	$5,657	$2,433	$—	$46,322
Loans evaluated collectively	508,145	71,151	324,606	134,254	584,300	105,294	224,462	—	1,952,212
Total loans receivable	$525,127	$71,151	$332,070	$138,064	$594,276	$110,951	$226,895	$—	$1,998,534

(in thousands)	Comm. and industrial	Comm. tax-exempt	Owner occupied real estate	Comm. constr. and land devel-opment	Comm. real estate	Resi-dential	Con-sumer	Unallo-cated	Total
December 31, 2013
Allowance for loan losses:
Individually evaluated for impairment	$1,559	$—	$1,366	$1,660	$—	$524	$476	$—	$5,585
Collectively evaluated for impairment	6,619	72	814	3,899	4,161	436	827	697	17,525
Total ALL	$8,178	$72	$2,180	$5,559	$4,161	$960	$1,303	$697	$23,110
Loans receivable:
Loans evaluated individually	$13,055	$—	$5,822	$11,669	$10,953	$7,979	$3,121	$—	$52,599
Loans evaluated collectively	434,089	81,734	296,595	121,507	462,235	89,787	212,326	—	1,698,273
Total loans receivable	$447,144	$81,734	$302,417	$133,176	$473,188	$97,766	$215,447	$—	$1,750,872

Schedule of Impaired Loan Receivables
The following table presents additional information regarding the Company's impaired loans for the twelve months ended:

	December 31, 2014		December 31, 2013		December 31, 2012
(in thousands)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Impaired loans with no related allowance:
Commercial and industrial	$8,377	$277	$9,461	$164	$11,567	$171
Commercial tax-exempt	—	—	—	—	—	—
Owner occupied real estate	4,798	10	3,087	3	3,846	150
Commercial construction and land development	4,890	48	7,122	172	10,319	510
Commercial real estate	10,061	168	15,267	366	12,434	319
Residential	4,280	45	5,020	64	3,994	43
Consumer	2,613	29	3,024	30	2,539	18
Total impaired loans with no related allowance	35,019	577	42,981	799	44,699	1,211
Impaired loans with an allowance recorded:
Commercial and industrial	3,449	—	4,563	—	5,258	—
Owner occupied real estate	1,778	—	1,407	—	1,571	—
Commercial construction and land development	3,192	—	7,926	—	11,375	—
Commercial real estate	—	—	—	—	655	—
Residential	2,816	—	1,805	—	—	—
Consumer	429	—	280	—	—	—
Total impaired loans with an allowance recorded	11,664	—	15,981	—	18,859	—
Total impaired loans:
Commercial and industrial	11,826	277	14,024	164	16,825	171
Commercial tax-exempt	—	—	—	—	—	—
Owner occupied real estate	6,576	10	4,494	3	5,417	150
Commercial construction and land development	8,082	48	15,048	172	21,694	510
Commercial real estate	10,061	168	15,267	366	13,089	319
Residential	7,096	45	6,825	64	3,994	43
Consumer	3,042	29	3,304	30	2,539	18
Total impaired loans	$46,683	$577	$58,962	$799	$63,558	$1,211
The following table presents information regarding the Company's impaired loans. The recorded investment represents the contractual obligation less any charged off principal.

	December 31, 2014			December 31, 2013
(in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
Impaired loans with no related allowance:
Commercial and industrial	$8,766	$9,437	$—	$9,838	$12,587	$—
Commercial tax-exempt	—	—	—	—	—	—
Owner occupied real estate	6,155	6,636	—	4,456	4,664	—
Commercial construction and land development	3,810	3,810	—	8,514	9,047	—
Commercial real estate	9,976	10,097	—	10,953	12,795	—
Residential	5,657	7,011	—	4,901	5,366	—
Consumer	2,433	2,686	—	2,645	2,868	—
Total impaired loans with no related allowance	36,797	39,677	—	41,307	47,327	—
Impaired loans with an allowance recorded:
Commercial and industrial	8,216	8,216	4,401	3,217	3,217	1,559
Owner occupied real estate	1,309	1,309	1,242	1,366	1,366	1,366
Commercial construction and land development	—	—	—	3,155	3,155	1,660
Commercial real estate	—	—	—	—	—	—
Residential	—	—	—	3,078	3,078	524
Consumer	—	—	—	476	476	476
Total impaired loans with an allowance recorded	9,525	9,525	5,643	11,292	11,292	5,585
Total impaired loans:
Commercial and industrial	16,982	17,653	4,401	13,055	15,804	1,559
Commercial tax-exempt	—	—	—	—	—	—
Owner occupied real estate	7,464	7,945	1,242	5,822	6,030	1,366
Commercial construction and land development	3,810	3,810	—	11,669	12,202	1,660
Commercial real estate	9,976	10,097	—	10,953	12,795	—
Residential	5,657	7,011	—	7,979	8,444	524
Consumer	2,433	2,686	—	3,121	3,344	476
Total impaired loans	$46,322	$49,202	$5,643	$52,599	$58,619	$5,585

Credit Quality Indicators for Loans, by Loan Type
Credit quality indicators for commercial loans broken out by loan type at year end are presented in the following tables. There were no loans classified as doubtful for the years ended December 31, 2014 or December 31, 2013.

	December 31, 2014
(in thousands)	Pass	Special Mention	Substandard Accrual	Substandard Nonaccrual	Doubtful	Total
Commercial credit exposure:
Commercial and industrial	$473,984	$20,785	$18,724	$11,634	$—	$525,127
Commercial tax-exempt	71,151	—	—	—	—	71,151
Owner occupied real estate	311,668	4,268	8,718	7,416	—	332,070
Commercial construction and land development	133,033	190	1,613	3,228	—	138,064
Commercial real estate	584,239	1,584	2,629	5,824	—	594,276
Total	$1,574,075	$26,827	$31,684	$28,102	$—	$1,660,688

	December 31, 2013
(in thousands)	Pass	Special Mention	Substandard Accrual	Substandard Nonaccrual	Doubtful	Total
Commercial credit exposure:
Commercial and industrial	$410,530	$8,064	$18,333	$10,217	$—	$447,144
Commercial tax-exempt	81,734	—	—	—	—	81,734
Owner occupied real estate	285,416	3,624	8,539	4,838	—	302,417
Commercial construction and land development	120,687	—	3,902	8,587	—	133,176
Commercial real estate	464,408	318	1,757	6,705	—	473,188
Total	$1,362,775	$12,006	$32,531	$30,347	$—	$1,437,659

Consumer credit exposures are rated as performing or nonperforming as detailed below at December 31, 2014 and 2013:

	December 31, 2014
(in thousands)	Performing	Nonperforming	Total
Consumer credit exposure:
Residential	$105,964	$4,987	$110,951
Consumer	225,018	1,877	226,895
Total	$330,982	$6,864	$337,846

	December 31, 2013
(in thousands)	Performing	Nonperforming	Total
Consumer credit exposure:
Residential	$90,727	$7,039	$97,766
Consumer	212,870	2,577	215,447
Total	$303,597	$9,616	$313,213

Troubled Debt Restructurings on Loan Receivables, by Concession Type
The following table presents the recorded investment at the time of restructure of new TDRs and their concession, modified during the twelve month periods ended December 31, 2014, 2013 and 2012. The recorded investment at the time of restructure was the same pre-modification and post-modification, therefore there was no financial effect of the modification on the recorded investment. The loans included are considered TDRs as a result of the Bank implementing one or more of the following concessions: granting a material extension of time, entering into a forbearance agreement, adjusting the interest rate, accepting interest only payments for an extended period of time, a change in the amortization period or a combination of any of these concessions.

New TDRs with Concession Type:	Twelve Months Ended
	December 31, 2014		December 31, 2013		December 31, 2012
(dollars in thousands)	Number of Contracts	Recorded Investment at Time of Restructure	Number of Contracts	Recorded Investment at Time of Restructure	Number of Contracts	Recorded Investment at Time of Restructure
Commercial and industrial:
Material extension of time	—	$—	—	$—	1	$1,262
Forbearance agreement	5	1,758	—	—	—	—
Interest rate adjustment	—	—	—	—	1	3,404
Change in amortization period	3	261	7	1,079	—	—
Combination of concessions	1	30	3	749	2	3,231
Owner occupied real estate:
Material extension of time	—	—	2	738	—	—
Forbearance agreement	1	330	1	193	—	—
Accepting interest only for a period of time	3	1,601	—	—	—	—
Change in amortization period	1	128	—	—	—	—
Combination of concessions	—	—	—	—	1	1,451
Commercial construction and land development:
Material extension of time	2	276	4	2,738	5	3,396
Forbearance agreement	3	2,185	—	—	—	—
Change in amortization period	1	214	—	—	—	—
Combination of concessions	1	3,284	—	—	1	3,546
Commercial real estate:
Material extension of time	—	—	—	—	1	68
Forbearance agreement	1	2,292	—	—	—	—
Change in amortization period	14	1,893	—	—	—	—
Combination of concessions	1	3,275	4	6,220	1	3,275
Residential:
Material extension of time	—	—	2	570	2	329
Forbearance agreement	—	—	1	3,096	—	—
Interest rate adjustment	1	143	—	—	—	—
Change in amortization period	—	—	1	346	—	—
Combination of concessions	—	—	1	134	1	195
Consumer:
Material extension of time	—	—	1	35	4	426
Forbearance agreement	1	182	1	480	—	—
Combination of concessions	—	—	—	—	2	182
Total	39	$17,852	28	$16,378	22	$20,765

Loans Receivable Modified as Troubled Debt Restructurings, Previous 12 Months, Subsequently Defaulted
The following table represents loans receivable modified as TDRs within the 12 months previous to December 31, 2014, 2013 and 2012, respectively, and that subsequently defaulted during the 12 month periods ended December 31, 2014, 2013 and 2012, respectively. The Bank's policy is to consider a loan past due and in default if payment is not received on or before the due date.

TDRs That Subsequently Payment Defaulted:	Twelve Months Ended
	December 31, 2014		December 31, 2013		December 31, 2012
(dollars in thousands)	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Commercial and industrial	7	$1,288	8	$1,372	3	$3,901
Owner occupied real estate	4	1,792	3	926	—	—
Commercial construction and land development	4	2,376	2	2,288	6	6,169
Commercial real estate	3	521	1	3,275	1	66
Residential	4	3,811	2	3,338	2	258
Consumer	1	476	2	553	4	308
Total	23	$10,264	18	$11,752	16	$10,702